Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Financial Statements by Operating Segments	The following table shows the Corporation’s financial statements by operating segments:
	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
As of December 31, 2022
Assets
Cash and cash equivalents	209,737	104,553	130,213	171,747	2,910	111,487	186,907	-	917,554
Trade accounts receivables, net	697,512	80,245	34,183	118,867	898	146,316	561	-	1,078,582
Accounts receivable from related parties	86,146	68	51,523	4,455	52	378	115,736	(230,613)	27,745
Other accounts receivable, net	298,784	39,921	28,902	15,229	30	5,380	7,294	(2,345)	393,195
Inventories, net	41,933	29,935	9,655	39,780	-	227,067	-	(1,587)	346,783
Prepaid expenses	10,945	2,055	5,496	369	160	448	8,625	-	28,098
Total current assets	1,345,057	256,777	259,972	350,447	4,050	491,076	319,123	(234,545)	2,791,957
Trade accounts receivable, net	2,806	-	16,215	699,487	1,392	3,969	-	-	723,869
Accounts receivable from related parties	299,268	-	15,858	42	14,015	-	602,004	(388,795)	542,392
Prepaid expenses	-	826	14,549	1,731	632	-	65	(510)	17,293
Other accounts receivable, net	101,366	89,782	-	-	7,346	55,347	31,889	-	285,730
Inventories, net	-	-	-	-	-	65,553	-	-	65,553
Investments in associates and joint ventures	975	12,049	-	-	-	2,752	1,509,790	(1,510,650)	14,916
Investment property, net	-	-	-	1,507	-	19,823	40,594	-	61,924
Property, plant and equipment, net	102,822	176,596	6,193	848	150	7,531	1,286	(10,961)	284,465
Intangible assets and goodwill, net	131,431	363,066	274,597	238	-	615	13,414	3,975	787,336
Right-of-use assets, net	8,745	12,795	7,106	23	143	2,580	38,485	(19,670)	50,207
Deferred tax asset	175,702	4,572	26,787	-	415	23,781	59,316	5,065	295,638
Total non-current assets	823,115	659,686	361,305	703,876	24,093	181,951	2,296,843	(1,921,546)	3,129,323
Total assets	2,168,172	916,463	621,277	1,054,323	28,143	673,027	2,615,966	(2,156,091)	5,921,280

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
As of December 31, 2022
Liabilities
Borrowings	19,191	38,612	3,844	17	6	43,118	480,735	(11,261)	574,262
Bonds	4,554	-	41,343	31,203	-	-	-	-	77,100
Trade accounts payable	740,142	124,259	52,916	52,292	223	35,939	16,950	4,535	1,027,256
Accounts payable to related parties	297,505	2,734	46,257	22,421	296	12,227	20,291	(348,243)	53,488
Current income tax	12,495	247	8,609	2,433	104	45,092	672	-	69,652
Other accounts payable	490,494	19,724	49,187	9,146	1,298	115,661	24,837	(4,905)	705,442
Provisions	81,288	20,535	1,722	1,197	-	540	27,644	-	132,926
Total current liabilities	1,645,669	206,111	203,878	118,709	1,927	252,577	571,129	(359,874)	2,640,126
Borrowings	6,480	100,597	3,462	-	138	10,852	192,435	(8,333)	305,631
Bonds	16,719	-	177,341	598,753	-	-	-	-	792,813
Trade accounts payable	-	-	-	9,757	-	-	-	-	9,757
Other accounts payable	94,261	-	2,243	189	2,932	-	2,694	-	102,319
Accounts payable to related parties	7,886	57,300	1,176	27,294	21,663	-	189,451	(277,477)	27,293
Provisions	11,453	49,701	11,463	4,947	-	-	491,463	-	569,027
Deferred tax liability	16,670	53,242	-	58,396	-	-	-	-	128,308
Total non-current liabilities	153,469	260,840	195,685	699,336	24,733	10,852	876,043	(285,810)	1,935,148
Total liabilities	1,799,138	466,951	399,563	818,045	26,660	263,429	1,447,172	(645,684)	4,575,274
Equity attributable to owners of the Company	363,404	417,970	166,678	177,208	1,483	278,501	1,165,811	(1,509,551)	1,061,504
Non-controlling interest	5,630	31,542	55,036	59,070	-	131,097	2,983	(856)	284,502
Total liabilities and equity	2,168,172	916,463	621,277	1,054,323	28,143	673,027	2,615,966	(2,156,091)	5,921,280

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
As of December 31, 2023
Assets
Cash and cash equivalents	342,120	40,707	124,283	134,252	3,235	175,920	183,371	-	1,003,888
Trade accounts receivables, net	783,231	119,948	26,353	127,336	943	3,038	952	-	1,061,801
Accounts receivable from related parties	57,024	642	59,279	3,569	643	406	161,430	(267,550)	15,443
Other accounts receivable, net	265,378	40,298	21,101	6,372	1	10,418	6,849	(2,345)	348,072
Inventories, net	51,108	46,064	6,760	43,993	-	212,582	-	(10)	360,497
Prepaid expenses	15,461	2,022	4,651	334	169	71	6,388	2	29,098
Total current assets	1,514,322	249,681	242,427	315,856	4,991	402,435	358,990	(269,903)	2,818,799
Long-term trade accounts receivable, net	744	-	6,430	756,990	1,453	3,354	-	-	768,971
Long-term accounts receivable from related parties	298,946	-	17,157	42	14,015	-	419,282	(221,157)	528,285
Prepaid expenses	-	480	11,920	1,611	580	-	-	(510)	14,081
Other accounts receivable, net	102,250	77,116	-	-	7,346	59,764	64,928	-	311,404
Inventories, net	-	-	-	-	-	70,282	-	-	70,282
Investments in associates and joint ventures	968	10,536	-	-	-	2,103	1,737,129	(1,737,989)	12,747
Investment property, net	-	-	-	1,427	-	18,203	38,630	-	58,260
Property, plant and equipment, net	83,146	211,127	5,187	1,047	233	5,562	863	-	307,165
Intangible assets and goodwill, net	143,228	370,370	225,363	138	-	617	12,740	-	752,456
Right-of-use assets, net	4,874	8,270	3,226	25	122	1,317	28,700	(10,239)	36,295
Deferred tax asset	153,841	5,142	24,098	-	421	15,577	56,670	14	255,763
Total non-current assets	787,997	683,041	293,381	761,280	24,170	176,779	2,358,942	(1,969,881)	3,115,709
Total assets	2,302,319	932,722	535,808	1,077,136	29,161	579,214	2,717,932	(2,239,784)	5,934,508

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
Liabilities
Borrowings	24,081	39,052	15,358	26	5	11,618	437,729	(11,840)	516,029
Bonds	3,611	-	49,369	28,558	-	-	-	-	81,538
Trade accounts payable	928,109	111,816	48,232	38,272	121	21,622	16,094	-	1,164,266
Accounts payable to related parties	78,561	80,357	47,599	69,632	7	10,990	17,154	(259,928)	44,372
Current income tax	19,370	677	3,159	13,160	54	323	1,655	-	38,398
Other accounts payable	416,927	26,122	34,045	10,429	1,167	86,968	33,170	-	608,828
Provisions	83,831	20,215	1,171	1,925	-	193	9,751	-	117,086
Total current liabilities	1,554,490	278,239	198,933	162,002	1,354	131,714	515,553	(271,768)	2,570,517
Borrowings	697	84,989	594	-	123	73,058	147,399	(182)	306,678
Bonds	10,834	-	130,750	599,803	-	-	-	-	741,387
Trade accounts payable	-	-	-	4,001	-	-	-	-	4,001
Other accounts payable	47,984	-	493	161	3,141	-	457,532	-	509,311
Accounts payable to related parties	7,481	-	1,226	28,563	23,146	-	197,485	(229,337)	28,564
Provisions	12,366	46,287	10,002	2,228	-	-	27,184	-	98,067
Deferred tax liability	58,804	66,415	-	63,473	-	-	2	-	188,694
Total non-current liabilities	138,166	197,691	143,065	698,229	26,410	73,058	829,602	(229,519)	1,876,702
Total liabilities	1,692,656	475,930	341,998	860,231	27,764	204,772	1,345,155	(501,287)	4,447,219
Equity attributable to owners of the Company	604,039	424,874	146,259	162,680	1,397	289,942	1,369,744	(1,736,558)	1,262,377
Non-controlling interest	5,624	31,918	47,551	54,225	-	84,500	3,033	(1,939)	224,912
Total liabilities and equity	2,302,319	932,722	535,808	1,077,136	29,161	579,214	2,717,932	(2,239,784)	5,934,508

Schedule of Financial Statements by Operating Segments Performance
	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
For the year ended December 31, 2021
Revenue	2,753,987	541,859	515,382	348,915	3,650	239,391	67,202	(328,988)	4,141,398
Gross profit (loss)	139,035	110,078	81,964	81,993	1,322	42,025	3,372	16,917	476,706
Administrative expenses	(125,094)	(14,575)	(14,460)	(14,267)	(449)	(14,911)	(46,193)	(13,255)	(243,204)
Other income and expenses	40,301	(4,400)	(3,683)	1,537	4	1,337	(38,705)	(868)	(4,477)
Operating profit (loss)	54,242	91,103	63,821	69,263	877	28,451	(81,526)	2,794	229,025
Financial expenses	(118,725)	(13,436)	(27,568)	(8,298)	(124)	(11,927)	(46,265)	29,928	(196,415)
Financial income	1,278	298	2,544	520	510	470	40,740	(43,714)	2,646
Interest for present value of financial asset or liability	(2,395)	(533)	(1,874)	-	-	1,779	(72,411)	12,402	(63,032)
Share of profit or loss in associates
and joint ventures	(1,794)	2,833	-	-	-	831	35,686	(38,417)	(861)
(Loss) profit before income tax	(67,394)	80,265	36,923	61,485	1,263	19,604	(123,776)	(37,007)	(28,637)
Income tax	(14,140)	(22,469)	(10,012)	(19,382)	(500)	(6,644)	26,808	(66)	(46,405)
(Loss) profit from continuing operations	(81,534)	57,796	26,911	42,103	763	12,960	(96,968)	(37,073)	(75,042)
Loss from discontinuing operations	-	-	-	-	-	-	(26,716)	(58)	(26,774)
(Loss) profit for the year	(81,534)	57,796	26,911	42,103	763	12,960	(123,684)	(37,131)	(101,816)
(Loss) profit from attributable to:
Owners of the Company	(82,160)	51,294	15,946	31,577	763	794	(123,637)	(36,347)	(141,770)
Non-controlling interest	626	6,502	10,965	10,526	-	12,166	(47)	(784)	39,954
	(81,534)	57,796	26,911	42,103	763	12,960	(123,684)	(37,131)	(101,816)

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
For the year ended December 31, 2022
Revenue	2,679,198	633,792	614,525	388,811	4,412	367,276	68,091	(350,981)	4,405,124
Gross profit (loss)	(23,293)	118,934	105,400	119,729	4,644	151,797	11,702	10,607	499,520
Administrative expenses	(126,844)	(13,942)	(12,861)	(10,806)	(947)	(15,932)	(35,543)	2,388	(214,487)
Other income and expenses	79,114	639	25,291	(3,042)	-	(5,014)	(332,399)	(55,203)	(290,614)
Operating profit (loss)	(71,023)	105,631	117,830	105,881	3,697	130,851	(356,240)	(42,208)	(5,581)
Financial expenses	(70,040)	(17,704)	(26,655)	(7,235)	(1,691)	(9,407)	(65,285)	41,543	(156,474)
Financial income	2,010	1,692	2,119	2,440	223	1,086	52,271	(46,387)	15,454
(Loss) gain on present value of financial asset or financial liability	(6,196)	2,078	(267)	-	-	2,616	(84,245)	-	(86,014)
Share of profit or loss in associates and joint ventures	13,511	3,098	-	-	-	626	14,338	(29,666)	1,907
(Loss) profit before income tax	(131,738)	94,795	93,027	101,086	2,229	125,772	(439,161)	(76,718)	(230,708)
Income tax	(15,755)	(30,905)	(19,587)	(31,836)	(746)	(42,885)	10,397	(29)	(131,346)
(Loss) profit for the year	(147,493)	63,890	73,440	69,250	1,483	82,887	(428,764)	(76,747)	(362,054)
(Loss) profit from attributable to:
Owners of the Company	(145,695)	56,800	59,262	51,937	1,483	31,094	(428,905)	(77,127)	(451,151)
Non-controlling interest	(1,798)	7,090	14,178	17,313	-	51,793	141	380	89,097
	(147,493)	63,890	73,440	69,250	1,483	82,887	(428,764)	(76,747)	(362,054)

	Engineering		Infrastructure				Parent
In thousands of soles	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Company and other entities	Eliminations	Consolidated
For the year ended December 31, 2023
Revenue	2,653,466	682,682	596,759	413,416	4,801	220,015	96,338	(366,002)	4,301,475
Gross profit (loss)	277,550	102,277	101,444	123,441	2,742	64,174	14,501	9,439	695,568
Administrative expenses	(116,215)	(16,030)	(20,447)	(11,266)	(917)	(18,301)	(29,545)	(6,649)	(219,370)
Other income and expenses	(5,765)	7,778	752	1,905	(41)	2,751	2,776	3,549	13,705
Operating profit (loss)	155,570	94,025	81,749	114,080	1,784	48,624	(12,268)	6,339	489,903
Financial expenses	(78,303)	(20,279)	(24,360)	(6,550)	(450)	(9,590)	(96,632)	46,120	(190,044)
Financial income	1,126	2,553	7,361	7,505	706	7,103	52,843	(47,897)	31,300
Interests for present value of financial asset or liability	(283)	(2,725)	(1,756)	(362)	-	5,303	2,399	-	2,576
Share of profit or loss in associates and joint ventures	(1)	2,940	-	-	-	73	172,459	(172,460)	3,011
Profit (loss) before income tax	78,109	76,514	62,994	114,673	2,040	51,513	118,801	(167,898)	336,746
Income tax	(80,377)	(23,722)	(19,887)	(36,046)	(643)	(23,316)	(6,555)	(5,079)	(195,625)
(Loss) profit for the year	(2,268)	52,792	43,107	78,627	1,397	28,197	112,246	(172,977)	141,121
Profit (loss) from attributable to:
Owners of the Company	(1,576)	46,238	29,135	58,970	1,397	11,441	112,193	(173,199)	84,599
Non-controlling interest	(692)	6,554	13,972	19,657	-	16,756	53	222	56,522
	(2,268)	52,792	43,107	78,627	1,397	28,197	112,246	(172,977)	141,121

Schedule of Segments by Geographical Areas	Segments by geographical areas:
In thousands of soles	2021	2022	2023
Revenues:
- Peru	3,284,673	3,544,465	3,132,541
- Chile	750,565	708,996	557,785
- Colombia	106,160	151,663	611,149
	4,141,398	4,405,124	4,301,475
Non-current assets:
- Peru	2,752,560	2,911,954	2,923,737
- Chile	165,652	151,328	114,889
- Colombia	98,766	66,041	77,083
	3,016,978	3,129,323	3,115,709

Schedule of Adjusted EBITDA is Reconciled to Net Loss	The adjusted EBITDA is reconciled to net loss as follows:
In thousands of soles	2021 (*)	2022	2023
Net (loss) profit	(101,816)	(362,054)	141,121
Financial income and expenses	209,495	141,020	158,744
Interests for present value of financial asset or liability	63,032	86,014	(2,576)
Income tax	41,443	131,346	195,625
Depreciation and amortization	205,307	177,023	236,905
Adjusted EBITDA	417,461	173,349	729,819
Adjustments to EBITDA - Other adjustments
Impairment of investments	-	14,525	-
Provisions: civil compensation and legal claims	30,457	256,198	-
Put option on Morelco S.A.S. acquisition	(70,322)	-	-
Adjusted EBITDA for other adjustments	377,596	444,072	729,819
(*)	Does not include the effect of the discontinued operation of Adexus S.A. (note 35)

Schedule of EBITDA for Each Segment	The adjusted EBITDA with non-recurring items per segment is as follows:
In thousands of soles	2021 (*)	2022	2023
Engineering and construction	47,295	(72,335)	180,660
Energy	173,664	184,199	236,332
Infrastructure	197,066	262,626	259,235
Real estate	36,912	137,671	54,646
Parent company and other entities	(34,450)	10,550	173,937
Intercompany eliminations	(42,891)	(78,639)	(174,991)
	377,596	444,072	729,819
(*)	Does not include the effect of the discontinued operation of Adexus S.A. (note 35)